Investments (Tables)	12 Months Ended
Dec. 31, 2017
Investments
Summary of investments
	2017	2016

Investment in associate and joint-venture - equity method	3,316	3,267
Other investments — at fair value (b)	149,589	127,121

	152,905	130,388

Selected financial information of subsidiaries and joint-operations

	Total assets		Total liabilities		Net revenue
	2017	2016	2017	2016	2017	2016	2015

Subsidiaries
Direct
Fibria Celulose (USA) Inc.	459,933	237,583	329,829	115,172	2,357,164	2,071,941	2,465,703
Fibria Innovations Inc.	18,192	17,787	3,272	831
Fibria International Trade GmbH	15,357,960	11,364,727	11,560,305	9,650,414	10,510,965	8,368,070
Fibria Overseas Finance Ltd.	6,283,392	1,966,487	6,254,394	1,947,616
Fibria Overseas Holding KFT.	80,868	1,238,231	2,865	1,171,473
Fibria Terminais Portuários S.A.	324	412	24	9
Fibria Terminal de Celulose de Santos SPE S.A.	181,347	125,302	5,212	831
Fibria Trading International KFT.	156,469	2,395,330	288	371,829
Fibria-MS (Note 1(d))		11,052,636		5,155,767	2,087,301	1,740,267	1,598,514
F&E Participações Ltda.	200	200
Portocel	197,756	172,753	49,253	36,822	135,523	127,866	128,134
Projetos Especiais e Investimentos Ltda.	4,565	5,639	136	2,559

Indirect
F&E Tecnologia do Brasil S.A.	200	200
Fibria International Trade GmbH							8,845,901

Joint-operations (*)
Asapir	6,426	6,889	4,307	4,849
Veracel	1,579,413	1,550,446	243,523	207,691	528,633	509,063	495,869
VOTO IV	549,808	571,053	317.132	311,537

(*)   Corresponding to our 50% interest.

Summary of other investments

	Percentage of total capital	2017	2016

Ensyn (i)	12.11	115,780	114,264
CelluForce	8.3	13,962	12,857
Spinnova	18	19,847

		149,589	127,121

(i)	The Company holds certain rights, which, if exercised, would allow us to subscribe an additional US$ 10 million in its capital.

Changes in other investments during the period

	2017	2016

At the beginning of the year	127,121	137,020

Acquisition of ownership - CelluForce		13,379
Acquisition of ownership - Spinnova	18,633
Fair value of the warrants, recognized in the profit and loss - Ensyn (*)	(199)	(93)
Foreign exchange gains of the warrants, recognized in the profit and loss - Ensyn	149	(1,981)
Foreign exchange gains of the shares, recognized in the “Other comprehensive income”	3,885	(21,204)

At the end of the year	149,589	127,121

(*)    The fair value of the warrants was calculated based on the discounted cash flow of the investment, considering the following main assumptions: future currency exchange rate, price of heating oil in the United States, oil gas WTI (West Texas Intermediate) and any relevant change in the business plan of the investment.